Segment Reporting - Summary of Reportable Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended												8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Sep. 30, 2013 Successor [Member] Wallboard [Member]	Dec. 31, 2013 Successor [Member] Wallboard [Member]	Sep. 30, 2014 Successor [Member] Wallboard [Member]	Sep. 30, 2013 Successor [Member] Other [Member]	Dec. 31, 2013 Successor [Member] Other [Member]	Sep. 30, 2014 Successor [Member] Other [Member]	Aug. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]		Mar. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Sep. 30, 2012 Predecessor [Member]		Jun. 30, 2012 Predecessor [Member]		Mar. 31, 2012 Predecessor [Member]		Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member] Wallboard [Member]	Dec. 31, 2012 Predecessor [Member] Wallboard [Member]	Dec. 31, 2011 Predecessor [Member] Wallboard [Member]	Aug. 30, 2013 Predecessor [Member] Other [Member]	Dec. 31, 2012 Predecessor [Member] Other [Member]	Dec. 31, 2011 Predecessor [Member] Other [Member]
Net Sales:
Total net sales	$ 35,630	$ 114,436	$ 150,066	$ 303,692	$ 34,291	$ 144,689	$ 292,212	$ 1,339	$ 5,377	$ 11,480	$ 69,119	$ 99,679		$ 83,450		$ 87,961		$ 81,240		$ 68,729		$ 73,480		$ 252,248	$ 311,410	$ 252,111	$ 240,225	$ 295,282	$ 236,096	$ 12,023	$ 16,128	$ 16,015
Operating income (loss):
Operating income (loss)	(2,107) [1]	15,885	13,778	39,292	(2,045)	14,162	39,819	(62)	(384)	(527)	5,472 [2]	17,202	[3]	9,953	[4]	2,823	[5]	3,641	[6]	(16,590)	[7]	(2,631)	[8]	32,627	(12,757)	(61,116)	32,699	(11,814)	(59,493)	(72)	(943)	(1,623)
Adjustments:
Interest Expense	(2,364)		(10,542)	(24,518)																				(91)	(212)	(273)
Gain (loss) from Equity Investment				(257)																				(30)	(138)	228
Other non-operating expenses	85		(21)	(5,461)																				(191)	(87)	303
Income (loss) before income tax	(4,386)		3,215	9,056																				32,315	(13,194)	(60,858)
Depreciation and Amortization
Total depreciation and amortization	$ 4,594	$ 13,935	$ 18,529	$ 41,324	$ 4,492	$ 17,943	$ 40,423	$ 102	$ 586	$ 901	$ 4,396	$ 6,248		$ 6,242		$ 6,403		$ 6,443		$ 16,715	[9]	$ 6,770		$ 16,886	$ 36,331	$ 28,054	$ 16,067	$ 35,091	$ 26,837	$ 819	$ 1,240	$ 1,217

[1]	Operating income for the period ended September 30, 2013 includes $2,075 of lease termination costs, $3,296 of acquisition closing costs, and inventory step-up impacting margin of $1,500.
[2]	Operating income for the period July 1, 2013 to August 30, 2013 includes $1,961 for pension expense, $744 of expense related to the Master Brands Agreement with Lafarge S.A., lease termination costs of $2,556 for the Newark facility that was closed, and lease termination costs of $1,195 to discontinue the use of our co-generation power plant.
[3]	Operating income for the three months ended June 30, 2013 includes $2,817 for pension expense and $1,140 of expense related to the Master Brands Agreement with Lafarge S.A.
[4]	Operating income for the three months ended March 31, 2013 includes $2,858 of pension expense and $1,120 of expense related to the Master Brands Agreement with Lafarge S.A.
[5]	Operating income for the three months ended December 31, 2012 includes $3,985 for pension expense, and $1,062 of expense related to the Master Brands Agreement with Lafarge S.A.
[6]	Operating income for the three months ended September 30, 2012 includes $2,647 for pension expense, and $853 of expense related to the Master Brands Agreement with Lafarge S.A.
[7]	Operating income for the three months ended June 30, 2012 includes $2,647 for pension expense and $834 of expense related to the Master Brands Agreement with Lafarge S.A., a special bonus of $444, a spare parts write-off of $1,205, and accelerated depreciation for the closure of our Newark facility of $10,100.
[8]	Operating income for the three months ended March 31, 2012 includes $2,647 of pension expense and $853 of expense related to the Master Brands Agreement with Lafarge S.A., and a special bonus of $460
[9]	Depreciation expense for the three months ended June 30, 2012 includes accelerated depreciation for the closure of our Newark facility of $10,100.